Provisions (Tables)	12 Months Ended
Dec. 31, 2023
Subclassifications of assets, liabilities and equities [abstract]
Disclosure of Product Warranty

	As of December 31,
	2023	2022
Provisions for product warranty and others	$6,506	$8,050

Current	$4,174	$4,812
Non-current	2,332	3,238
	$6,506	$8,050
Movements of provisions for the years ended December 31, 2023, 2022 and 2021 were as follows:

	For the Year Ended December 31
	2023	2022	2021
Balance as of January 1	8,050	15,630	17,562
Additional provisions recognized	3,209	4,240	5,642
Unused provisions reversed	(62)	(4,449)	—
Provisions used	(4,684)	(5,884)	(7,811)
Exchange differences on translation	(7)	(1,487)	237
Balance as of December 31	$6,506	$8,050	$15,630